Commitments and Contingencies (Details)						1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 03, 2022 shares	Aug. 10, 2022 USD ($)	May 01, 2021 shares	Feb. 01, 2021 USD ($) ft²	Nov. 01, 2020	Nov. 30, 2020	Feb. 28, 2019 USD ($) ft²	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 12, 2023	Jan. 25, 2022 USD ($)	Jan. 01, 2022 USD ($)	Feb. 28, 2021 ft²
Other Commitments [Line Items]
Total Lease Payments									$ 2,430,820
Operating lease right-of-use assets								$ 10,822,618	1,606,485
Operating lease liability									1,635,200
Gardens Bio Science Partners, LLC
Other Commitments [Line Items]
Operating lease term of contract				10 years
Area of leased premises | ft²				20,000
Operating lease payments				$ 260,000
Operating lease escalation rate				2.50%
Company's incremental borrowing rate												9.99%
Operating lease right-of-use assets												$ 1,731,905
Lease Commitments | Office Building
Other Commitments [Line Items]
Area of leased premises | ft²							38,000
Operating lease payments							$ 209,231	584,366
Operating lease escalation rate							3.00%
Lease Commitments | Warehouse Space
Other Commitments [Line Items]
Operating lease payments								134,123
Total Lease Payments								10,161,134
Lease Commitments | Gardens Bio Science Partners, LLC
Other Commitments [Line Items]
Operating lease term of contract													10 years
Area of leased premises | ft²													20,000
Operating lease payments								$ 260,000
Operating lease escalation rate								2.50%
Total Lease Payments								$ 2,385,000
Legal Proceedings
Other Commitments [Line Items]
Litigation expense, settlement costs											$ 1,300,000
Estimated litigation liability								$ 1,400,000	0
Indemnities, Commitments and Guarantees | Executives
Other Commitments [Line Items]
Number of contingent employment agreements					2
Executive management severance period in the event of termination					6 months	6 months
Restricted stock units granted to executives in IPO | shares	705,090
Restricted stock units granted to executives in amended employment agreement | shares	732,090
Indemnities, Commitments and Guarantees | Independent contractors
Other Commitments [Line Items]
Cash compensation, percentage			50.00%		50.00%
Equity compensation, percentage			50.00%		50.00%
Indemnities, Commitments and Guarantees | Initial public offering | Executives
Other Commitments [Line Items]
Restricted stock units granted to executives in IPO | shares			443,269
Sales Agency Agreement
Other Commitments [Line Items]
Sales Agency Agreement term		1 year
Guaranteed payments expensed									$ 350,000
Sales Agency Agreement | Minimum
Other Commitments [Line Items]
Guaranteed minimum monthly payments		$ 502,500
Sales Agency Agreement | Maximum
Other Commitments [Line Items]
Sales Agency Agreement renewal term		5 years
Guaranteed minimum monthly payments		$ 667,500
Registration Rights Agreement | Minimum
Other Commitments [Line Items]
Common stock ownership threshold for parties subject to the Registration Rights Agreement									10.00%	10.00%